Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Low Volatility Index Fund

January 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

MLV-QTLY-0321
1.9892172.102

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Bailiwick of Jersey - 0.6%
WNS Holdings Ltd. sponsored ADR (a)	133,901	$8,995,469
Bermuda - 1.3%
China Resource Gas Group Ltd.	2,526,000	12,640,996
Shenzhen International Holdings Ltd.	3,307,714	5,452,241

TOTAL BERMUDA		18,093,237

Brazil - 0.2%
Atacadao SA	902,600	3,140,970
Cayman Islands - 17.1%
Anta Sports Products Ltd.	1,584,000	26,211,872
Bosideng International Holdings Ltd.	9,214,000	4,088,113
China Biologic Products Holdings, Inc. (a)	33,383	3,934,187
Hansoh Pharmaceutical Group Co. Ltd. (a)(b)	3,144,000	17,193,512
Hengan International Group Co. Ltd.	2,071,500	14,868,471
JD.com, Inc. sponsored ADR (a)	215,777	19,137,262
Li Ning Co. Ltd.	3,548,500	22,220,317
Shenzhou International Group Holdings Ltd.	1,071,900	21,028,084
Sino Biopharmaceutical Ltd.	13,691,000	12,767,024
TAL Education Group ADR (a)	278,470	21,408,774
Tencent Holdings Ltd.	245,300	21,857,042
Topsports International Holdings Ltd. (b)	3,113,000	5,059,014
Trip.com Group Ltd. ADR (a)	549,908	17,503,572
Want Want China Holdings Ltd.	18,691,000	13,451,879
ZTO Express, Inc. sponsored ADR	631,756	20,898,488

TOTAL CAYMAN ISLANDS		241,627,611

Chile - 0.7%
Banco de Chile	100,341,815	10,227,953
China - 7.7%
Bank of China Ltd. (H Shares)	18,848,000	6,379,748
CGN Power Co. Ltd. (H Shares) (b)	29,966,000	6,454,483
China Communications Services Corp. Ltd. (H Shares)	7,082,000	3,169,579
China Minsheng Banking Corp. Ltd. (H Shares)	17,215,000	9,858,395
China Railway Group Ltd. (H Shares)	11,443,000	5,209,917
Dongfeng Motor Group Co. Ltd. (H Shares)	7,254,000	7,176,111
PetroChina Co. Ltd. (H Shares)	62,296,000	18,881,837
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	25,802,000	18,436,537
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	6,868,000	12,844,420
Sinopharm Group Co. Ltd. (H Shares)	1,895,200	4,629,683
TravelSky Technology Ltd. (H Shares)	1,962,000	4,382,916
Zhaojin Mining Industry Co. Ltd. (H Shares)	3,315,500	3,596,344
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	1,616,300	8,130,229

TOTAL CHINA		109,150,199

Czech Republic - 0.0%
Komercni Banka A/S (a)	14,452	441,378
Greece - 0.1%
Jumbo SA	55,173	867,070
Hong Kong - 2.8%
China Resources Beer Holdings Co. Ltd.	1,490,000	13,164,157
China Resources Power Holdings Co. Ltd.	5,255,000	5,564,576
Far East Horizon Ltd.	6,203,500	6,400,929
Guangdong Investment Ltd.	8,492,000	14,917,749

TOTAL HONG KONG		40,047,411

India - 15.1%
Apollo Hospitals Enterprise Ltd.	283,424	9,963,213
Cipla Ltd.	1,004,090	11,381,800
Dr. Reddy's Laboratories Ltd.	296,564	18,606,064
HCL Technologies Ltd.	1,743,831	21,875,673
Hindustan Unilever Ltd.	699,088	21,722,006
Infosys Ltd.	1,332,138	22,603,655
Lupin Ltd. (a)	707,104	9,778,726
Pidilite Industries Ltd.	324,241	7,432,933
Power Grid Corp. of India Ltd.	7,436,537	18,826,095
Sun Pharmaceutical Industries Ltd.	556,302	4,475,765
Tata Consultancy Services Ltd.	547,192	23,366,811
Tech Mahindra Ltd.	1,414,680	18,666,941
Wipro Ltd.	4,257,559	24,418,125

TOTAL INDIA		213,117,807

Indonesia - 2.8%
PT Bank Central Asia Tbk	8,165,200	19,670,974
PT Indofood CBP Sukses Makmur Tbk	6,533,200	4,237,500
PT Telekomunikasi Indonesia Tbk Series B	72,899,000	16,159,365

TOTAL INDONESIA		40,067,839

Korea (South) - 9.6%
Coway Co. Ltd. (a)	160,827	10,023,017
Db Insurance Co. Ltd.	121,944	4,012,499
Hankook Tire Co. Ltd.	234,160	8,615,674
Hanon Systems	472,753	7,059,233
Hyundai Mobis	89,000	25,266,231
Kangwon Land, Inc.	324,706	6,837,352
Korea Electric Power Corp. (a)	638,023	13,021,228
KT&G Corp.	217,612	15,605,006
Samsung Life Insurance Co. Ltd.	241,901	15,270,353
SK Holdings Co., Ltd.	43,302	12,041,347
SK Telecom Co. Ltd.	84,212	18,369,153

TOTAL KOREA (SOUTH)		136,121,093

Kuwait - 1.6%
Boubyan Bank KSC	2,108,381	3,996,733
National Bank of Kuwait	6,393,322	18,432,530

TOTAL KUWAIT		22,429,263

Malaysia - 5.5%
Dialog Group Bhd	8,907,500	6,698,528
DiGi.com Bhd	6,803,500	6,378,544
IHH Healthcare Bhd	7,158,400	9,048,713
Malayan Banking Bhd	8,051,705	15,555,675
Petronas Dagangan Bhd	938,700	4,495,543
Petronas Gas Bhd	1,238,800	4,915,362
PPB Group Bhd	1,481,100	6,778,071
Public Bank Bhd	22,850,500	23,684,254

TOTAL MALAYSIA		77,554,690

Mexico - 1.1%
Gruma S.A.B. de CV Series B	66,135	726,101
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (a)	589,110	9,269,020
Kimberly-Clark de Mexico SA de CV Series A	3,050,300	5,328,613

TOTAL MEXICO		15,323,734

Philippines - 1.8%
Bank of the Philippine Islands (BPI)	4,437,510	7,335,834
BDO Unibank, Inc.	5,184,670	10,863,426
Manila Electric Co.	830,270	4,508,957
SM Prime Holdings, Inc.	4,463,400	3,278,361

TOTAL PHILIPPINES		25,986,578

Qatar - 2.1%
Qatar Islamic Bank	1,694,420	7,723,587
Qatar National Bank SAQ	2,896,720	14,325,510
The Commercial Bank of Qatar	5,863,004	6,887,329

TOTAL QATAR		28,936,426

Saudi Arabia - 3.8%
Abdullah Al Othaim Markets Co.	129,962	4,324,328
Advanced Polypropylene Co.	313,453	5,348,599
Almarai Co. Ltd.	79,274	1,141,333
Jarir Marketing Co.	173,566	8,088,980
Mouwasat Medical Services Co.	138,541	5,318,982
Sabic Agriculture-Nutrients Co.	314,583	7,783,428
Saudi Telecom Co.	723,783	21,844,519

TOTAL SAUDI ARABIA		53,850,169

South Africa - 0.7%
Bidcorp Ltd.	561,169	9,318,683
Taiwan - 18.2%
ASUSTeK Computer, Inc.	1,151,000	11,772,571
Chang Hwa Commercial Bank	17,198,651	10,161,639
China Steel Corp.	24,538,000	20,104,498
Chunghwa Telecom Co. Ltd.	5,119,000	19,751,753
Far EasTone Telecommunications Co. Ltd.	4,698,000	10,063,189
Formosa Petrochemical Corp.	4,576,000	14,555,767
Formosa Plastics Corp.	4,607,000	14,308,986
Mega Financial Holding Co. Ltd.	12,066,000	12,125,876
Novatek Microelectronics Corp.	776,000	10,915,140
Pou Chen Corp.	7,500,000	7,497,055
President Chain Store Corp.	974,000	9,284,138
Quanta Computer, Inc.	7,439,000	21,431,841
Taiwan Cooperative Financial Holding Co. Ltd.	18,202,349	12,444,218
Taiwan Mobile Co. Ltd.	4,855,000	16,673,842
The Shanghai Commercial & Savings Bank Ltd.	7,882,000	10,523,966
Unified-President Enterprises Corp.	6,498,000	15,774,660
United Microelectronics Corp.	18,428,000	33,008,606
WPG Holding Co. Ltd.	4,157,000	6,381,457

TOTAL TAIWAN		256,779,202

Thailand - 3.1%
Advanced Info Service PCL (For. Reg.)	1,502,300	8,633,331
Bangkok Bank PCL	7,900	29,958
Bangkok Bank PCL (For. Reg.)	1,225,000	4,645,423
Bangkok Dusit Medical Services PCL (For. Reg.)	10,846,100	7,501,312
BTS Group Holdings PCL	149,500	47,203
BTS Group Holdings PCL (For. Reg.)	18,639,300	5,885,111
CPN Retail Growth Leasehold REIT:
rights (a)	220,244	0
rights (a)	248,290	0
Electricity Generating PCL	65,800	392,426
Electricity Generating PCL (For. Reg.)	641,800	3,827,641
Kasikornbank PCL	53,200	225,740
Kasikornbank PCL (For. Reg.)	3,046,300	12,926,164

TOTAL THAILAND		44,114,309

United Arab Emirates - 2.0%
Abu Dhabi National Oil Co. for Distribution PJSC	825,323	869,553
Emirates Telecommunications Corp.	4,121,563	22,306,923
First Abu Dhabi Bank PJSC	1,083,292	4,429,725

TOTAL UNITED ARAB EMIRATES		27,606,201

United States of America - 1.4%
Yum China Holdings, Inc.	352,838	20,009,443
TOTAL COMMON STOCKS
(Cost $1,228,857,020)		1,403,806,735
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (Cost $1,999,551)(c)	2,000,000	1,999,674
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.09% (d)
(Cost $11,301,290)	11,299,030	11,301,290
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,242,157,861)		1,417,107,699
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,347,503)
NET ASSETS - 100%		$1,413,760,196

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	138	March 2021	$9,150,090	$252,423	$252,423

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,143,546 or 3.3% of net assets.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $560,908.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,237
Total	$4,237

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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